Fees Summary	Jun. 24, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 258,749,991.50
Previously Paid Amount	0.00
Total Fee Amount	35,733.37
Total Offset Amount	0.00
Net Fee	35,733.37
Narrative - Max Aggregate Offering Price	$ 258,749,991.50
Narrative - Max Aggregate Offering Amount | shares	5,686,813
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true